Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019
Operating expenses:
Research and development			$ 4,487,936	$ 976,517	$ 2,424,567		$ 652,709
General and administrative			911,925	399,623	805,276		908,548
Loss from operations			(5,399,861)	(1,376,140)	(3,229,843)		(1,561,257)
Other income:
Net (loss) income			(5,399,861)	(1,376,140)	(3,229,843)		(1,561,257)
Cumulative preferred stock dividends			(358,032)	(131,633)	(339,388)		(101,112)
Net loss attributable to common stockholders			$ (5,757,893)	$ (1,507,773)	$ (3,569,231)		$ (1,662,369)
Net loss per share - basic and diluted			$ (2.94)	$ (0.84)	$ (1.94)		$ (1.04)
Weighted-average number of common shares used in computing net loss per share applicable to common stockholders - basic and diluted			1,955,906	1,799,752	1,838,075		1,596,991
Chardan Healthcare Acquisition 2 Corp. [Member]
Operating costs	$ 1,061,088	$ 82,342	$ 1,932,184	$ 99,265	$ 801,961		$ 520
Franchise tax expense	25,000		39,243
Operating expenses:
Loss from operations	(1,086,088)	(82,342)	(1,971,427)	(99,265)	(801,961)		(520)
Change in fair value of warrant liabilities	595,000	(35,000)	280,000	(35,000)
Other income:
Interest earned on marketable securities held in Trust Account	3,083	11,550	7,166	11,550	21,191
Fair value in excess of consideration recorded on the issuance of private warrants		(1,680,000)		(1,680,000)
Transaction costs		(9,357)		(9,357)
Net (loss) income	$ (488,005)	$ (1,795,149)	$ (1,684,261)	$ (1,812,072)	$ (780,770)		$ (520)
Basic and diluted weighted average shares outstanding, Redeemable Common Stock (in Shares)	8,622,644	3,913,315	8,167,884	3,913,315
Basic and diluted net earnings per share, Redeemable Common Stock (in Dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Net loss per share - basic and diluted	$ (0.21)	$ (0.46)	$ (0.63)	$ (0.46)	$ (0.24)		$ 0.00
Weighted-average number of common shares used in computing net loss per share applicable to common stockholders - basic and diluted	2,155,661	3,913,315	2,610,421	3,913,315	3,291,003	[1]	4,681,250	[1]

[1]	Excludes an aggregate of 8,110,572 shares subject to possible redemption at December 31, 2020.